Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Capital commitment
Commitment capital expenditures	¥ 1,199,691	¥ 1,060,084
Equity investments with readily determinable fair value
Other commitments
Remaining commitment equity method investment	¥ 654,000	¥ 799,500